Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 308,021	$ 76,130
Restricted cash	2,850	9
Accounts receivable, net of allowance for doubtful accounts of $15,072 and $16,511 at March 31, 2020 and December 31, 2019, respectively	343,177	333,858
Prepaid expenses	52,101	40,710
Other current assets	22,099	11,750
Asset held for sale	0	30,619
Total current assets	728,248	493,076
Computer hardware and other property, net	22,953	18,042
Other intangible assets, net	2,282,348	1,828,640
Goodwill	1,823,084	1,328,045
Other non-current assets	22,818	18,632
Deferred income taxes	15,646	19,488
Operating lease right-of-use assets	103,995	85,448
Total Assets	4,999,092	3,791,371
Current liabilities:
Accounts payable	28,583	26,458
Accrued expenses and other current liabilities	239,661	159,217
Current portion of deferred revenues	472,101	407,325
Current portion of operating lease liabilities	25,375	22,130
Current portion of long-term debt	12,600	9,000
Liabilities held for sale	0	26,868
Total current liabilities	778,320	650,998
Long-term debt	1,915,452	1,628,611
Non-current portion of deferred revenues	18,774	19,723
Other non-current liabilities	18,553	18,891
Deferred income taxes	94,638	48,547
Operating lease liabilities	80,229	64,189
Total liabilities	2,905,966	2,430,959
Commitments and contingencies
Shareholders' equity:
Ordinary Shares, no par value; unlimited shares authorized at March 31, 2020 and December 31, 2019; 364,938,052 and 306,874,115 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively;	3,033,033	2,208,529
Accumulated other comprehensive income (loss)	(13,349)	(4,879)
Accumulated deficit	(926,558)	(843,238)
Total shareholders' equity	2,093,126	1,360,412
Total Liabilities and Shareholders' equity	$ 4,999,092	$ 3,791,371